Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	1,574,850	769,410	6,460,747	823,410	1,579,298	82,044
General and administrative	506,040	449,867	1,807,548	1,554,670	2,085,875	1,021,032
Total operating expenses	2,080,890	1,219,277	8,268,295	2,378,080	3,665,173	1,103,076
Loss from operations	(2,080,890)	(1,219,277)	(8,268,295)	(2,378,080)	(3,665,173)	(1,103,076)
Other expenses
Finance cost related to public offering					(731,714)
Change in fair value of warrant liability	160,645		867,930		2,912,267
Interest income	536		1,519			(805,109)
Gain on forgiveness of deferred compensation						297,500
Total other income (expenses)					2,180,553	(507,609)
Net Loss	$ (1,919,709)	$ (1,219,277)	$ (7,398,846)	$ (2,378,080)	$ (1,484,620)	$ (1,610,685)
Weighted average shares outstanding - basic	391,854	43,189	197,855	43,189	47,658	18,986
Weighted average shares outstanding - diluted	391,854	43,189	197,855	43,189	47,658	18,986
Loss per share - basic	$ (4.90)	$ (28.23)	$ (37.40)	$ (55.06)	$ (31.15)	$ (84.84)
Loss per share - diluted	$ (4.90)	$ (28.23)	$ (37.40)	$ (55.06)	$ (31.15)	$ (84.84)